SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
14.	SUBSEQUENT EVENTS
Subsequent events have been evaluated through August 31, 2021, the date at which the condensed consolidated financial statements were available to be issued, and the Company has concluded that no such events or transactions took place that would require disclosure herein except as stated directly above.

11.	SUBSEQUENT EVENTS
In January 2021, GC merged into GG and GC was subsequently dissolved.
In January 2021, Greenidge Generation Holdings Inc. (“GGHI”) was formed in the state of Delaware. GGHI has the authority to issue 200,000,000 shares of common stock, $0.0001 par value per share, and 20,000,000 shares of preferred stock, $0.0001 par value per share.
After the formation of GGHI, the equity holders of GGH entered into an asset contribution and exchange agreement in which the holders’ equity interests and outstanding notes payable balances were contributed into GGHI in exchange for 7,000,000 shares of GGHI common stock (28,000,000 shares of GGHI Class B Common Stock after a 4-for-1 stock split that occurred in March 2021).
In January 2021, GGHI completed a private placement offering in which 1,620,000 shares of series A redeemable convertible preferred stock was sold at $25 per share. Total net proceeds from the private placement offering were $37,590.
In February 2021, GGHI adopted an equity incentive plan and reserved 957,778 shares of common stock (3,831,112 shares of Class A Common Stock after a 4-for-1 stock split that occurred in March 2021) for issuance under the plan.
On March 19, 2021, the Company entered into a definitive agreement and plan of merger for a business combination with Support.com, Inc., a Delaware corporation (NASDAQ: SPRT).
On March 19, 2021, the Company and the its largest equity member and its affiliates entered into an arrangement pursuant to which Greenidge agreed, upon request, to direct its bank to issue new letters of credit to replace all or a portion of the letters of credit provided by the largest equity member and certain of its affiliates, upon the consummation of a potential investment in, financing of, or sale of any assets or equity or debt securities of the Company, which results in net proceeds to the Company of at least $10,000,000.